Finance Costs	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Finance Costs

14. Finance costs

	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	($)	($)	($)
Interest expense on bank loan	2,376	2,053	1,584
Interest expense on convertible debentures	3,823	4,207	173
Accretion of convertible debentures	2,051	1,761	62
Interest expense on lease liabilities	16	22	20
	8,266	8,043	1,839